Disposals of Assets (Tables)	12 Months Ended
Dec. 31, 2013
Disposal of assets [Abstract]
Disposal of Assets
Navios Buena Ventura
Cash consideration received	$ 67,500
Book value of vessel	(67,068)
Total gain	432
Deferred gain	(109)
Gain recognized on sale of Navios Buena Ventura		$ 323
Total gain on sale of assets		$ 323

Navios Luz
Cash consideration received	71,975
Shares consideration received	6,000
Book value of vessel	(53,548)
Total gain	24,427
Deferred gain	(6,623)
Gain recognized on sale of Navios Luz		17,804

Navios Orbiter
Cash consideration received	47,984
Shares consideration received	4,000
Book value of vessel	(23,198)
Total gain	28,786
Deferred gain	(7,804)
Gain recognized on sale of Navios Orbiter		$ 20,982
Gain on sale of other assets		$ 36
Total gain on sale of assets		$ 38,822